Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
(1) Details of financial assets at FVTPL as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Financial assets at fair value through profit or loss	25,202,672	34,245,475

Financial assets at fair value through profit or loss measured at fair value
(2) Financial assets at fair value through profit or loss measured at fair value as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Deposits:
Gold banking asset	73,951	261,470
Securities:
Debt securities
Korean treasury and government agencies	5,053,592	6,044,402
Financial institutions	1,193,809	883,209
Corporates	348,929	1,614,666
Foreign currency bond	13,186	698,615
Securities loaned	12,361	—
Others	179,411	311,189
Equity securities	421,313	1,613,419
Capital contributions	2,857,698	3,085,315

Beneficiary certificates	4,563,102	12,359,483
Others	236,595	387,342

Sub-total	14,879,996	26,997,640

Loans	104,177	1,126,446
Derivatives assets	10,094,532	5,774,203
Other financial assets	50,016	85,716

Total	25,202,672	34,245,475